Load [Member] Investment Objectives and Goals - Mississippi Tax-Free Income Series	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Mississippi Tax‑Free Income Series
Objective [Heading]	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]
The Fund seeks to provide a high and stable level of income exempt from federal and Mississippi personal income taxes derived from Mississippi municipal securities without incurring undue risk to principal.